Derivative Settlements Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Settlements Outstanding [Line Items]
Derivative settlements receivable included in accounts receivable	$ 8,013	$ 449
Derivative settlements payable included in accounts payable and accrued liabilities	$ 41	$ 5,042